Reconciliation of Tax to Income Tax Benefit (Expense) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Reconciliation Of Income Taxes [Line Items]
Income tax computed at tax rate at 25%	$ 25,457	154,106	386,901	268,762
Non-deductible expenses	(2,233)	(13,519)	(17,722)	(55,004)
Preferential tax treatment			2,189	4,233
Research and development expense			5,227	4,020
Tax rate differences	(8,884)	(53,780)	(54,212)	(21,151)
Changes in the valuation allowance	(56,903)	(344,473)	(337,638)	(55,915)
Income tax (expense) benefit	$ (42,563)	(257,666)	(15,255)	144,945